CONSOLIDATED STATEMENTS OF CASH FLOWS - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Cash generated from operations	₩ 28,189	₩ 5,213
Interest received	554	468
Income taxes paid	(2,607)	(3,187)
Net cash inflow from operating activities	26,136	2,494
Cash flows from investing activities
Proceeds from lease deposits	7	2
Proceeds from short-term loans	3	6
Proceeds from disposal of property and equipment	2	3
Increase in short‑term financial instruments, net	(500)	(10,500)
Payment of lease deposits	(430)	(10)
Purchase of property and equipment	(899)	(154)
Purchase of other intangible assets	(1,165)	(14)
Net cash outflow in investing activities	(2,982)	(10,667)
Cash flows from financing activities
Effect of exchange rate changes on cash and cash equivalents	(779)	(16)
Net increase (decrease) in cash and cash equivalents	22,375	(8,189)
Cash and cash equivalents at beginning of the year	16,720	24,909
Cash and cash equivalents at end of the year	₩ 39,095	₩ 16,720